CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 42,811	$ 27,103
Trade receivables (net of allowance for doubtful accounts of $2,379 and $2,690 at December 31, 2012 and 2013, respectively)	42,867	40,179
Inventories	36,075	35,002
Prepaid expenses and other receivables	10,194	10,638
Total current assets	131,947	112,922
LONG-TERM ASSETS:
Finished goods used in operations, net	4,793	3,790
Property and equipment, net	8,094	7,594
Goodwill	50,217	50,217
Severance pay fund	3,875	3,510
Other assets	7,519	7,090
Total long-term assets	74,498	72,201
TOTAL ASSETS	206,445	185,123
CURRENT LIABILITIES:
Restructured debt	17,493	13,002
Trade payables	24,553	15,187
Other accounts payable and accrued expenses	39,413	36,371
Deferred revenues and customer advances	19,057	18,007
Total current liabilities	100,516	82,567
LONG-TERM LIABILITIES:
Restructured debt	52,024	69,503
Accrued post-employment benefits	8,906	8,956
Deferred revenues	8,144	7,553
Other liabilities	19,155	16,742
Total long-term liabilities	88,229	102,754
TOTAL LIABILITIES	188,745	185,321
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.1 par value; Authorized: 900,000,000 shares at December 31, 2012 and 2013 Issued: 219,008,726 and 219,013,726 shares at December 31, 2012 and 2013, respectively; Outstanding: 218,973,199 and 218,978,199 shares at December 31, 2012 and 2013, respectively;	4,291	4,291
Additional paid-in capital	546,203	544,237
Accumulated other comprehensive income	14,115	15,576
Accumulated deficit	(546,807)	(564,200)
Treasury shares, at cost (35,527 shares at December 31, 2012 and 2013)	(102)	(102)
Total shareholders' equity (deficiency)	17,700	(198)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 206,445	$ 185,123